Operating Leases (Details) - Schedule of Future Lease Payments $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Future Lease Payments [Abstract]
2024	$ 162
2025	154
2026	155
2027	99
Total	570
Less: Imputed interest	(8)
Total	$ 562